UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.

(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717

(Address of principal executive offices)--(Zip code)

Jason L. Stephens

Chief Executive Officer

Thompson IM Funds, Inc.

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717

(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

Thompson LargeCap Fund THPGX Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at http://www.thompsonim.com/forms/index. html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson LargeCap Fund	$114	0.99%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2024, the Fund returned 31.13%, as compared to its benchmark, the S&P 500 Index, which returned 33.89%.

The S&P 500 has performed well, but the returns have been driven by a small group of companies nicknamed “the Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla). Due to valuation concerns the Fund chose to underweight these stocks relative to the benchmark. This difference was the primary explanation for the Fund’s relative performance during the fiscal year.

Top contributors to performance: Financials were the best performing sector during the fiscal year for the Fund, as both an overweight plus positive issue selection added to performance. Industrials and Real Estate were also among the top contributors to performance.

Top detractors to performance: The underweight in Magnificent 7 stocks led to underperformance in Information Technology and Communication Services. Weakness in Walgreens also detracted from performance within Consumer Staples.

Thompson LargeCap Fund	PAGE 1	TSR_AR_884891300

FUND PERFORMANCE

AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson LargeCap Fund	31.13%	14.02%	10.88%
S&P 500 Index	33.89%	15.77%	13.35%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

KEY FUND STATISTICS (as of November 30, 2024)
Net Assets	$ 190,258,018
Number of Holdings	77
Portfolio Turnover	21%
Total Advisory Fees Paid	$ 1,625,418

Thompson LargeCap Fund	PAGE 2	TSR_AR_884891300

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Alphabet Inc. Class A	4.3%
Microsoft Corp.	4.1%
Warner Bros. Discovery, Inc.	3.0%
Apple Inc.	2.9%
Exact Sciences Corp.	2.4%
PayPal Holdings, Inc.	2.3%
Citigroup Inc.	2.2%
Meta Platforms, Inc. Class A	2.2%
Visa Inc. Class A	2.2%
The Charles Schwab Corp.	2.2%

Sector Weightings	(%)
Information Technology	22.9%
Financials	19.4%
Health Care	19.0%
Communication Services	13.2%
Consumer Discretionary	6.5%
Consumer Staples	5.9%
Industrials	4.2%
Energy	3.7%
Materials	2.5%
Cash & Other	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson LargeCap Fund	PAGE 3	TSR_AR_884891300

Thompson MidCap Fund THPMX Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at http://www.thompsonim.com/forms/index. html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson MidCap Fund	$130	1.15%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2024, the Fund returned 26.47%, compared to 33.89% for the Fund’s broad-based market index, the S&P 500 Index. The Russell Midcap Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 33.66% over the same period.

Equity returns during the fiscal year were correlated with market capitalization size, with Large Cap stocks outperforming Mid Cap stocks, which in turn outperformed Small Cap stocks. Some of this was driven by strength in a small group of companies nicknamed “the Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla). The Fund’s underperformance was largely driven by a higher exposure to smaller stocks, as over 40% of holdings had a market capitalization of around $10 billion or less. This compares to roughly 20% of the Russell Midcap index and even less of the S&P 500 index.

Top contributors to performance: Financials were the top performing sector for the Fund, followed by Information Technology. Performance was broad based in each sector, with numerous individual holdings acting as top contributors.

Top detractors to performance: Healthcare was the Fund’s biggest laggard, due to both an overweight of a sector with poor performance, and individual holdings such as AMN Healthcare and Acadia Healthcare. Consumer Discretionary and Communication Services holdings were also among the larger detractors to performance.

Thompson MidCap Fund	PAGE 1	TSR_AR_884891607

FUND PERFORMANCE

AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson MidCap Fund	26.47%	11.23%	8.11%
S&P 500 Index	33.89%	15.77%	13.35%
Russell Midcap Index	33.66%	12.05%	10.45%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

KEY FUND STATISTICS (as of November 30, 2024)
Net Assets	$59,171,497
Number of Holdings	83
Portfolio Turnover	27%
Total Advisory Fees Paid	$ 542,614

Thompson MidCap Fund	PAGE 2	TSR_AR_884891607

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Warner Bros. Discovery, Inc.	2.9%
Exact Sciences Corp.	2.4%
Viatris Inc.	2.2%
The Charles Schwab Corp.	2.2%
Marvell Technology, Inc.	2.1%
Performance Food Group Co.	2.1%
Neurocrine Biosciences, Inc.	2.1%
O-I Glass, Inc.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Concentrix Corp.	2.0%

Sector Weightings	(%)
Financials	20.9%
Industrials	14.5%
Health Care	13.7%
Information Technology	12.6%
Consumer Discretionary	9.6%
Communication Services	6.7%
Real Estate	6.3%
Materials	4.6%
Consumer Staples	3.9%
Cash & Other	7.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson MidCap Fund	PAGE 3	TSR_AR_884891607

Thompson Bond Fund THOPX Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at http://www.thompsonim.com/forms/index. html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson Bond Fund	$79	0.74%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2024, the Fund returned 14.11%, compared to 6.88% for the Fund’s broad-based market index, the Bloomberg US Aggregate Bond Index. The Bloomberg U.S. Government/Credit 1-5 Year Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 5.56% over the same period.

The Fund outperformed due to its overweight in corporate bonds, asset backed securities (ABS) and Commercial Mortgage Backed Securities (CMBS) against an underweight in Treasury bonds. Corporate bonds and ABS were particularly strong as both benefited from a narrowing of spreads during the fiscal year. A higher current yield also contributed to performance.

At period end, corporates made up about 64% of Fund assets, up from roughly 58% a year ago and notably overweight versus the broad-based index of 25%. Exposure to U.S. Treasuries stood at 6% as of November 30, 2024, compared with 44% for the index.

Top contributors to performance: Corporate bonds and ABS bonds were the biggest contributors. Within corporate bonds, fixed to float hybrid bonds were significant contributors, although most holdings benefited from a narrowing of spreads. Within ABS bonds, bonds backed by aircraft performed the strongest.

Top detractors to performance: There were no significant detractors from performance, as even the Fund’s Treasury holdings performed in line with their benchmark equivalents.

Thompson Bond Fund	PAGE 1	TSR_AR_884891201

FUND PERFORMANCE

AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson Bond Fund	14.11%	2.89%	3.19%
Bloomberg U.S. Aggregate Index	6.88%	-0.01%	1.52%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index	5.56%	1.36%	1.64%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

KEY FUND STATISTICS (as of November 30, 2024)
Net Assets	$1,602,419,200
Number of Holdings	407
Portfolio Turnover	21%
Average Credit Quality+	BBB
Effective Duration	2.00 yrs
Total Advisory Fees Paid	$ 8,041,459

Thompson Bond Fund	PAGE 2	TSR_AR_884891201

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

(Expressed as a percentage of net assets)

Top 10 Issuers	(%)
U.S. Treasury Bills	5.9%
Lincoln National Corp.	2.8%
JPMBB Commercial Mortgage Securities Trust	1.7%
Labrador Aviation Finance Ltd.	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust	1.5%
Wells Fargo Commercial Mortgage Trust	1.5%
Coinstar Funding, LLC	1.5%
COMM Mortgage Trust	1.4%
Ginnie Mae REMIC Trust	1.4%
WFRBS Commercial Mortgage Trust	1.3%

Asset Allocation	(%)
Corporate Bonds	63.5%
Commercial Mortgage- Backed Securities	12.7%
Asset-Backed Securities	12.0%
U.S. Government & Agency Securities	7.4%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Net Other Assets & Liabilities	2.1%

Credit Rating Description+	(%)
AAA	0.2%
AA	9.9%
A	11.7%
BBB	59.7%
BB and Below	15.2%
Not Rated	1.2%
Other Net Assets and Liabilities	2.1%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle- quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson Bond Fund	PAGE 3	TSR_AR_884891201

Item (b): Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.
(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.
(e)	Not applicable.
(f)	The registrant’s Code of Ethics is filed herewith as Exhibit 19(a)(1)

2

Item 3. Audit Committee Financial Expert.

(a)(1)

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)

The audit committee financial expert is Joyce Minor, who is independent as defined in Form N-CSR Item 3(a)(2)

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: For the registrant’s fiscal years ended November 30, 2024 and November 30, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $54,000 and $53,810, respectively.

(b)

Audit-Related Fees: For the registrant’s fiscal years ended November 30, 2024 and November 30, 2023, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)

Tax Fees: For the registrant’s fiscal years ended November 30, 2024 and November 30, 2023, aggregate fees of $9,000 and $9,000, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)

All Other Fees: For the registrant’s fiscal years ended November 30, 2024 and November 30, 2023, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant’s principal auditors must be pre-approved by the registrant’s audit committee.

(e)(2)

No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended November 30, 2024 and November 30, 2023 were $9,000 and $9,000, respectively.

(h)

Not applicable.

(i)

Not applicable.

(j)

Not applicable.

3

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a). Notes to the financial statements are an integral part of the Schedules of Investments. The registrant’s schedules of investments are included in the financial statements and financial highlights for open-end management investment companies in item 7 below.

(b). Not applicable.

4

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

THOMPSON IM FUNDS, INC.

This report contains information for existing shareholders of Thompson IM Funds, Inc.
It does not constitute an offer to sell. This Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

5

LARGECAP FUND SCHEDULE OF INVESTMENTS
November 30, 2024
	Shares	Value
COMMON STOCKS - 99.8%		$189,967,483
(COST $127,910,936)

Communication Services - 13.2%		25,128,482
Media & Entertainment - 13.2%
Alphabet Inc. Class A	48,650	8,219,417
Electronic Arts Inc.	13,275	2,172,719
Meta Platforms, Inc. Class A	7,325	4,206,894
Paramount Global Class B	252,125	2,735,556
The Walt Disney Co.	17,550	2,061,598
Warner Bros. Discovery, Inc. (a)	546,975	5,732,298

Consumer Discretionary - 6.5%		12,364,457
Consumer Discretionary Distribution & Retail - 4.5%
Chewy, Inc. Class A (a)	84,050	2,808,110
eBay Inc.	44,720	2,830,329
LKQ Corp.	71,650	2,815,128
Consumer Durables & Apparel - 1.0%
TopBuild Corp. (a)	3,840	1,500,058
Topgolf Callaway Brands Corp. (a)	53,475	450,260
Consumer Services - 1.0%
Starbucks Corp.	19,135	1,960,572

Consumer Staples - 5.9%		11,277,563
Consumer Staples Distribution & Retail - 3.3%
Performance Food Group Co. (a)	35,175	3,103,842
Target Corp.	11,960	1,582,428
Walgreens Boots Alliance, Inc.	169,625	1,530,018
Food, Beverage & Tobacco - 1.6%
PepsiCo, Inc.	10,850	1,773,432
Tyson Foods, Inc. Class A	21,175	1,365,788
Household & Personal Products - 1.0%
Kimberly-Clark Corp.	13,793	1,922,055

Energy - 3.7%		7,003,556
Cheniere Energy, Inc.	10,425	2,335,304
Chevron Corp.	14,245	2,306,693
Exxon Mobil Corp.	20,020	2,361,559

Financials - 19.4%		36,926,385
Banks - 7.2%
Bank of America Corp.	66,750	3,171,292
Citigroup Inc.	59,425	4,211,450
Citizens Financial Group, Inc.	25,775	1,240,809
JPMorgan Chase & Co.	12,145	3,032,849
PNC Financial Services Group, Inc.	9,945	2,135,390
Financial Services - 12.2%
Bread Financial Holdings Inc.	23,749	1,397,154
Discover Financial Services	5,295	965,967
Fiserv, Inc. (a)	8,774	1,938,703
Intercontinental Exchange, Inc.	11,400	1,834,944
Northern Trust Corp.	18,810	2,090,920
PayPal Holdings, Inc. (a)	50,510	4,382,753
State Street Corp.	22,625	2,228,789
The Charles Schwab Corp.	49,675	4,111,103
Visa Inc. Class A	13,280	4,184,262

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Shares	Value
COMMON STOCKS (continued)

Health Care - 19.0%		$36,120,954
Health Care Equipment & Services - 8.6%
AMN Healthcare Services, Inc. (a)	58,100	1,512,343
CVS Health Corp.	53,650	3,210,952
GE HealthCare Technologies Inc.	24,050	2,001,441
HCA Healthcare, Inc.	4,525	1,480,671
McKesson Corp.	2,960	1,860,360
The Cigna Group	6,275	2,119,695
UnitedHealth Group Inc.	6,735	4,109,697
Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
AbbVie Inc.	12,425	2,272,905
Amgen Inc.	6,275	1,775,009
Bristol-Myers Squibb Co.	41,925	2,482,798
Exact Sciences Corp. (a)	74,575	4,629,616
Johnson & Johnson	11,400	1,767,114
Merck & Co., Inc.	14,700	1,494,108
Pfizer Inc.	146,575	3,841,731
Viatris Inc.	119,367	1,562,514

Industrials - 4.2%		8,108,291
Capital Goods - 2.4%
Kornit Digital Ltd. (a)	98,585	3,135,003
The Boeing Co. (a)	9,550	1,484,452
Commercial & Professional Services - 1.0%
Concentrix Corp.	35,700	1,604,715
Transportation - 0.8%
FedEx Corp.	6,225	1,884,121

Information Technology - 22.9%		43,581,832
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	9,395	2,048,580
Infineon Technologies A.G. ADR	60,925	1,980,062
Marvell Technology, Inc.	25,675	2,379,816
Microchip Technology Inc.	28,800	1,963,296
NXP Semiconductors N.V.	12,430	2,851,069
Qualcomm Inc.	17,730	2,810,737
Software & Services - 6.6%
Adobe Inc. (a)	3,925	2,025,025
Microsoft Corp.	18,286	7,743,390
Oracle Corp.	14,975	2,767,979
Technology Hardware & Equipment - 8.9%
Apple Inc.	22,970	5,451,470
Calix, Inc. (a)	61,325	1,994,902
Cisco Systems, Inc.	40,910	2,422,281
Coherent Corp. (a)	19,225	1,925,576
Keysight Technologies, Inc. (a)	12,475	2,131,229
Lumentum Holdings Inc. (a)	22,375	1,945,954
Viavi Solutions Inc. (a)	114,735	1,140,466

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Shares	Value
COMMON STOCKS (continued)

Materials - 2.5%		$4,703,839
Berry Global Group, Inc.	14,400	1,041,264
Freeport-McMoRan Inc.	33,775	1,492,855
O-I Glass, Inc. (a)	172,200	2,169,720

Real Estate - 0.8%		1,478,689
Real Estate Management & Development - 0.8%
Colliers Int’l. Group Inc.	9,625	1,478,689

Utilities - 1.7%		3,273,435
Alliant Energy Corp.	15,500	979,600
WEC Energy Group, Inc.	22,700	2,293,835

Short-Term Investments - 0.1%		100,000
(COST $100,000)

Money Market Funds - 0.1%		100,000
First American Government Obligations Fund Class X, 4.56% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.9% (COST $128,010,936)		190,067,483

NET OTHER ASSETS & LIABILITIES - 0.1%		190,535

NET ASSETS - 100%		$190,258,018
(a)	Non-income producing security.
(b)	Represents the 7-day yield at November 30, 2024.
Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$25,128,482	$–	$–	$25,128,482
Consumer discretionary	12,364,457	–	–	12,364,457
Consumer staples	11,277,563	–	–	11,277,563
Energy	7,003,556	–	–	7,003,556
Financials	36,926,385	–	–	36,926,385
Health care	36,120,954	–	–	36,120,954
Industrials	8,108,291	–	–	8,108,291
Information technology	43,581,832	–	–	43,581,832
Materials	4,703,839	–	–	4,703,839
Real estate	1,478,689	–	–	1,478,689
Utilities	3,273,435	–	–	3,273,435
Total common stocks	189,967,483	–	–	189,967,483
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$190,067,483	$–	$–	$190,067,483

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2024.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS
November 30, 2024
	Shares	Value
COMMON STOCKS - 99.4%		$58,840,210
(COST $43,643,709)

Communication Services - 6.7%		3,936,223
Media & Entertainment - 6.7%
Paramount Global Class B	35,835	388,810
Take-Two Interactive Software, Inc. (a)	6,445	1,214,109
Ubisoft Entertainment S.A. ADR (a)	245,000	633,815
Warner Bros. Discovery, Inc. (a)	162,165	1,699,489

Consumer Discretionary - 9.6%		5,655,154
Consumer Discretionary Distribution & Retail - 4.9%
Chewy, Inc. Class A (a)	26,355	880,521
eBay Inc.	9,100	575,939
LKQ Corp.	29,590	1,162,591
Pool Corp.	725	273,390
Consumer Durables & Apparel - 4.7%
Hasbro, Inc.	5,600	364,840
Levi Strauss & Co. Class A	34,200	597,132
Mattel, Inc. (a)	16,780	319,156
Skechers U.S.A., Inc. Class A (a)	9,155	584,272
TopBuild Corp. (a)	1,355	529,317
Topgolf Callaway Brands Corp. (a)	43,705	367,996

Consumer Staples - 3.9%		2,324,587
Consumer Staples Distribution & Retail - 3%
Performance Food Group Co. (a)	14,160	1,249,478
Walgreens Boots Alliance, Inc.	57,695	520,409
Food, Beverage & Tobacco - 0.9%
Tyson Foods, Inc. Class A	8,600	554,700

Energy - 3.2%		1,921,414
Cameco Corp.	6,515	387,317
Cheniere Energy, Inc.	3,900	873,639
Exxon Mobil Corp.	5,599	660,458

Financials - 20.9%		12,397,323
Banks - 7.8%
Associated Banc-Corp	36,708	979,737
Citizens Financial Group, Inc.	15,120	727,877
Flagstar Financial, Inc.	50,042	599,003
PNC Financial Services Group, Inc.	3,230	693,546
Truist Financial Corp.	13,931	664,230
Zions Bancorporation, N.A.	15,810	956,821
Financial Services - 13.1%
Annaly Capital Management, Inc.	39,956	796,323
Bread Financial Holdings Inc.	12,775	751,553
Discover Financial Services	4,809	877,306
Fiserv, Inc. (a)	5,083	1,123,140
Intercontinental Exchange, Inc.	2,220	357,331
Northern Trust Corp.	9,510	1,057,132
PayPal Holdings, Inc. (a)	9,350	811,299
State Street Corp.	7,045	694,003
The Charles Schwab Corp.	15,805	1,308,022

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Shares	Value
COMMON STOCKS (continued)

Health Care - 13.7%		$8,098,529
Health Care Equipment & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	6,285	255,360
Accelerate Diagnostics, Inc. (a)	10,390	17,247
AMN Healthcare Services, Inc. (a)	36,140	940,724
Premier, Inc. Class A	26,030	596,087
Teleflex Inc.	3,340	644,119
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
Bausch Health Cos., Inc. (a)	50,780	425,029
Exact Sciences Corp. (a)	22,790	1,414,803
Green Thumb Industries Inc. (a)	48,150	447,314
Jazz Pharmaceuticals PLC (a)	6,670	811,005
Neurocrine Biosciences, Inc. (a)	9,750	1,235,812
Viatris Inc.	100,155	1,311,029

Industrials - 14.5%		8,578,571
Capital Goods - 8.9%
A.O. Smith Corp.	8,290	617,522
Hillenbrand, Inc.	11,090	377,393
Kornit Digital Ltd. (a)	26,745	850,491
MasTec, Inc. (a)	4,055	584,163
Mueller Water Products, Inc. Class A	18,775	470,126
Regal Rexnord Corp.	3,715	641,618
The AZEK Co. Inc. (a)	8,765	465,597
WillScot Holdings Corp. (a)	17,591	672,680
Xylem, Inc.	4,499	570,248
Commercial & Professional Services - 5.6%
Concentrix Corp.	25,925	1,165,329
Equifax Inc.	2,225	581,971
SS&C Technologies Holdings, Inc.	13,125	1,015,087
Steelcase Inc. Class A	42,045	566,346

Information Technology - 12.6%		7,468,415
Semiconductors & Semiconductor Equipment - 6.3%
Infineon Technologies A.G. ADR	26,020	845,650
Marvell Technology, Inc.	13,725	1,272,170
Microchip Technology Inc.	8,850	603,304
NXP Semiconductors N.V.	4,395	1,008,081
Technology Hardware & Equipment - 6.3%
Calix, Inc. (a)	25,615	833,256
Coherent Corp. (a)	5,900	590,944
Keysight Technologies, Inc. (a)	3,525	602,211
Lumentum Holdings Inc. (a)	6,940	603,572
Pure Storage, Inc. Class A (a)	9,415	498,901
Viavi Solutions Inc. (a)	61,401	610,326

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Shares	Value
COMMON STOCKS (continued)

Materials - 4.6%		$2,710,122
Berry Global Group, Inc.	14,000	1,012,340
Freeport-McMoRan Inc.	10,660	471,172
O-I Glass, Inc. (a)	97,350	1,226,610

Real Estate - 6.3%		3,754,567
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	4,985	549,497
Global Net Lease, Inc. (a)	61,295	454,196
Host Hotels & Resorts Inc.	30,125	554,902
Omega Healthcare Investors, Inc.	14,060	570,977
Park Hotels & Resorts Inc.	39,100	608,005
Real Estate Management & Development - 1.7%
Colliers Int’l. Group Inc.	4,275	656,768
FirstService Corp.	1,855	360,222

Utilities - 3.4%		1,995,305
Alliant Energy Corp.	9,700	613,040
WEC Energy Group, Inc.	6,800	687,140
Xcel Energy, Inc.	9,580	695,125

Short-Term Investments - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 4.56% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.6% (COST $43,743,709)		58,940,210

NET OTHER ASSETS & LIABILITIES - 0.4%		231,287

NET ASSETS - 100%		$59,171,497
(a)	Non-income producing security.
(b)	Represents the 7-day yield at November 30, 2024.
Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$3,936,223	$–	$–	$3,936,223
Consumer discretionary	5,655,154	–	–	5,655,154
Consumer staples	2,324,587	–	–	2,324,587
Energy	1,921,414	–	–	1,921,414
Financials	12,397,323	–	–	12,397,323
Health care	8,098,529	–	–	8,098,529
Industrials	8,578,571	–	–	8,578,571
Information technology	7,468,415	–	–	7,468,415
Materials	2,710,122	–	–	2,710,122
Real estate	3,754,567	–	–	3,754,567
Utilities	1,995,305	–	–	1,995,305
Total common stocks	58,840,210	–	–	58,840,210
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$58,940,210	$–	$–	$58,940,210

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2024.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 92.0%				$1,474,916,363
(COST $1,654,509,149)

Asset-Backed Securities - 12.0%				191,974,654
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	248,093	243,131
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	5,553,752	5,518,033
AASET Trust, Series 2024-1A A1 (h)	6.261	05/16/49	1,949,014	1,981,977
American Airlines, Series 2017-1 A	4.000	08/15/30	200,568	189,080
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (4.213% to 12/15/24, then 6.213%) (h)(k)	4.213	12/16/41	2,966,995	2,960,943
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (5.682% to 12/15/24, then 7.682%) (h)(k)	5.682	12/16/41	676,847	674,457
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	4,258,867	4,152,833
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	608,410	589,297
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	2,536,820	2,333,957
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	1,603,768	1,542,561
Centerline Logistics Corp., Series CLC 2023-1 A2 (h)	9.750	12/15/27	7,093,060	7,189,539
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,172,875	24,157,477
CVS Pass-Through Trust	6.943	01/10/30	1,334,830	1,371,725
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(h)(k)	6.213	02/15/40	654,733	602,368
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	6,626,632	5,019,833
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,177,362	5,849,556
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	2,888,439	2,600,913
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,601,918	9,876,596
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	1,972,735
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	2,418,950	2,298,003
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	3,380,360
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	706,037	672,006
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	1,719,609	1,665,957
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	13,706,103
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	1,212,149	1,191,300
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	1,928,838	1,552,869
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	26,698,525
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,559,776
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	333,946	323,150
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	12,707,907	7,879,284
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	8,264,480
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,093,395
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	3,945,543	3,653,692
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	3,836,109	1,506,939
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	896,490	865,193
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,217,955
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	5,973,654	5,693,962
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	2,985,601	2,855,481
TGIF Funding LLC, Series 2017-1A A2 (h)(i)	6.202	04/30/47	10,990,469	8,831,362
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	3,236,051
United Air Lines, Series 2020-1 A	5.875	04/15/29	2,274,667	2,329,547
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,322,484	1,223,353
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	4,531,882	4,448,900

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 12.7%				$203,617,964
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,732,145
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)	5.874	06/15/31	5,608,848	5,370,295
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.457	11/10/48	7,000,000	4,769,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.745	02/10/49	5,000,000	3,980,834
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,675,837
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.782	04/10/47	5,000,000	4,677,838
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)	4.707	08/10/47	9,740,000	3,414,909
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,159,668
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.615	09/10/47	6,500,000	5,906,035
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.272	02/10/48	540,000	464,655
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.282	07/10/50	2,500,000	2,141,078
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.421	12/15/49	3,000,000	2,563,924
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.064	04/15/50	1,780,000	1,576,770
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.179	06/15/57	5,000,000	4,628,108
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.179	06/15/57	3,579,000	2,954,988
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.112	08/15/48	3,905,000	3,522,456
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.362	08/15/48	5,795,000	3,936,230
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,321,063
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.098	05/10/44	4,197,000	3,173,259
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.419	09/10/47	4,340,000	3,920,800
GS Mortgage Securities Trust, Series 2018-3PCK A (1 times (TSFR1M + 2.06448%), floor 1.950%) (d)(h)	6.424	09/15/31	2,412,403	2,388,858
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	4,563,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	2,564,667	2,425,335
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,381,914
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.567	12/15/47	1,538,545	1,415,569
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)(i)	4.513	07/15/47	5,000,000	2,995,113
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	3.939	07/15/45	2,710,857	2,549,480
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.038	08/15/46	2,885,566	2,656,386
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.536	02/15/47	5,060,000	4,720,809
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(h)	4.512	09/15/47	4,966,000	2,919,965
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B (f)	4.116	11/15/47	10,400,000	9,438,883
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.067	10/15/48	5,496,426	5,087,953
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	405,060
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	3.981	07/15/46	2,750,000	2,273,347
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.077	08/15/46	4,615,222	4,077,336
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.803	10/15/46	1,783,131	1,668,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.707	06/15/47	7,015,936	6,063,991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.096	03/15/48	8,000,000	7,165,325
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.189	04/15/48	5,000,000	3,062,254
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.211	06/15/44	423,856	418,767
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.576	12/15/48	6,500,000	5,790,994
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.124	12/15/49	5,000,000	3,575,836
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,118,880
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.591	11/15/48	5,000,000	4,747,502
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,310,921
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.541	09/15/58	800,000	774,518
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.445	09/15/48	5,000,000	4,363,601
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.114	11/15/59	3,000,000	2,390,908
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)	5.531	12/15/34	1,625,000	1,504,363
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	937,179	859,120
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.310	12/15/45	7,000,000	5,751,624
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.836	06/15/46	1,500,000	1,351,320
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.186	08/15/46	3,800,000	3,306,760
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,710,977
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,757,598
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,019,691
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.516	06/05/35	2,900,000	2,715,742

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Convertible Bonds - 0.0%^				$100,000
FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 63.5%				1,017,669,877
3M Co.	2.650	04/15/25	500,000	495,866
3M Co. (TSFR3M - 0.08839%) (d)	4.665	12/21/40	3,863,000	3,824,903
3M Co. (TSFR3M - 0.08839%) (d)	4.858	12/15/44	1,350,000	1,336,873
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,759,964
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,427,989
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,606,841
Actavis Funding SCS	3.800	03/15/25	3,559,000	3,526,112
Albemarle Corp.	5.050	06/01/32	1,750,000	1,706,701
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,334,797
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,925,000
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,095,312
American Honda Finance Corp.	1.500	01/13/25	5,000,000	4,979,998
American Tower Corp.	4.000	06/01/25	2,000,000	1,989,759
Amgen Inc.	1.900	02/21/25	1,619,000	1,608,405
Amgen Inc.	5.507	03/02/26	238,000	238,003
Aptiv PLC / Aptiv Global Financing DAC	4.650	09/13/29	7,000,000	6,852,340
Arrow Electronics, Inc.	4.000	04/01/25	2,623,000	2,611,810
Arrow Electronics, Inc.	5.875	04/10/34	5,420,000	5,521,626
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)	7.588	12/15/66	12,356,000	12,139,749
AT&T Inc.	7.700	05/01/32	1,000,000	1,133,499
Avnet, Inc.	6.250	03/15/28	2,000,000	2,070,797
Avnet, Inc.	3.000	05/15/31	580,000	502,736
Avnet, Inc.	5.500	06/01/32	4,549,000	4,563,268
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,800,000
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)	5.608	12/15/24	2,200,000	1,779,528
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)	4.375	10/30/30	12,500,000	12,028,381
Bank of America Corp. (5.400% to 12/14/24, 5.750% to 12/14/26, 6.500% to 12/14/28, then 7.000%) (k)	5.400	12/14/29	2,853,000	2,845,441
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	524,531
Bank of Montreal (6.699% to 08/25/29, then H15T5Y + 2.979%) (d)(g)	6.699	02/25/25	6,977,000	6,970,146
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	975,501
Baxter Int’l. Inc.	2.539	02/01/32	1,000,000	852,434
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(h)	8.982	10/15/29	3,000,000	2,978,604
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	8,290,800
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (d)(h)	9.250	09/01/34	5,000,000	5,018,750
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,608,858
Boeing Co.	5.150	05/01/30	2,300,000	2,290,114
Boeing Co.	6.125	02/15/33	1,000,000	1,036,923
Boeing Co.	3.300	03/01/35	1,881,000	1,516,449
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,700,000
BorgWarner, Inc.	5.400	08/15/34	2,000,000	2,016,555
Boston Properties LP	3.650	02/01/26	1,213,000	1,194,553
Boston Properties LP	3.250	01/30/31	4,085,000	3,628,382
Boston Properties LP	5.750	01/15/35	2,755,000	2,764,146
Brandywine Operating Partnership, L.P.	3.950	11/15/27	1,250,000	1,180,829
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,630,093

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Brunswick Corp.	2.400	08/18/31	1,250,000	$1,044,326
Brunswick Corp.	4.400	09/15/32	3,600,000	3,374,362
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	11,640,000
Cabot Corp.	3.400	09/15/26	732,000	713,183
Carrington Holding Co., LLC (h)	9.250	05/15/29	5,000,000	5,000,700
Carrington Holding Co., LLC (h)	9.750	05/15/31	5,000,000	5,059,896
CDW LLC / CDW Finance Corp.	4.125	05/01/25	675,000	670,731
CDW LLC / CDW Finance Corp.	3.569	12/01/31	1,750,000	1,567,789
CDW LLC / CDW Finance Corp.	5.550	08/22/34	750,000	746,406
Celanese US Holdings LLC (6.165% to 01/15/25, then 6.415%) (c)	6.165	07/15/27	5,000,000	5,101,352
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,615,000
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,380,935
Choice Hotels Int’l., Inc.	3.700	01/15/31	1,102,000	1,007,467
Choice Hotels Int’l., Inc.	5.850	08/01/34	1,400,000	1,430,059
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/28	740,000	621,780
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/15/28	245,000	208,842
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/23/29	1,152,000	910,651
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	567,236
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/33	1,394,000	979,490
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	1,983,297
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	5.332	08/25/36	868,000	777,835
CNO Financial Group, Inc.	5.250	05/30/25	1,407,000	1,407,040
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.560	04/04/45	448,000	446,484
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.978	12/04/46	1,375,000	1,357,169
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)	5.332	08/25/33	8,000,000	7,752,814
Comerica Inc.	4.000	02/01/29	2,000,000	1,919,133
Concentrix Corp.	6.850	08/02/33	7,056,000	7,242,772
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	4,900,000
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,624,400
Cox Communications, Inc.	7.625	06/15/25	3,565,000	3,611,108
Crown Capital Holdings LLC (e)(f)(h)(i)	12.500	01/15/25	7,000,000	4,480,000
Crown Castle Inc.	3.300	07/01/30	1,217,000	1,115,977
CVS Health Corp.	5.300	06/01/33	250,000	248,089
CVS Health Corp.	4.875	07/20/35	3,770,000	3,583,627
Darden Restaurants, Inc.	6.300	10/10/33	3,500,000	3,719,974
Darden Restaurants, Inc.	6.000	08/15/35	40,000	39,948
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,336,711
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,046,919
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	466,954
Dollar General Corp.	5.000	11/01/32	1,750,000	1,701,191
Dollar General Corp.	5.450	07/05/33	2,560,000	2,557,302
Dollar Tree, Inc.	4.000	05/15/25	1,688,000	1,679,876
Eagle Bancorp, Inc. (h)	10.000	09/30/29	6,000,000	6,000,000
Enact Holdings, Inc.	6.250	05/28/29	500,000	512,741
Enstar Group Ltd.	3.100	09/01/31	7,782,000	6,684,777
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)	8.055	06/01/67	8,538,000	8,492,563
EPR Properties	3.600	11/15/31	5,047,000	4,455,506
Equifax Inc.	2.600	12/01/24	2,243,000	2,243,000
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (d)(h)	8.375	09/01/34	4,000,000	3,948,853
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)	7.170	05/01/67	11,955,000	11,738,740

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
F&G Annuities & Life, Inc.	6.250	10/04/34	6,948,000	$6,915,029
F&M Financial Services Corp. (TSFR3M + 4.840%, floor 4.840%) (d)(h)	9.781	09/17/29	9,000,000	8,954,990
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(h)	8.708	10/15/28	6,500,000	6,376,829
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(h)	9.204	11/01/29	7,000,000	6,930,000
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)	7.994	12/30/24	4,498,000	4,478,927
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,963,892
First Horizon Corp.	4.000	05/26/25	2,410,000	2,396,545
Flex Ltd.	4.750	06/15/25	4,207,000	4,199,585
Flex Ltd.	6.000	01/15/28	500,000	514,435
Flex Ltd.	4.875	06/15/29	2,497,000	2,477,092
Flowserve Corp.	3.500	10/01/30	899,000	831,711
FMC Corp.	5.150	05/18/26	825,000	827,095
FNB Corp.	4.875	10/02/25	2,000,000	1,978,298
FNB Corp. (TSFR3M + 3.28161%) (d)(h)	8.276	12/06/28	3,000,000	2,884,330
FPL Group, Inc. (TSFR3M + 2.32911%) (d)	6.922	10/01/66	2,035,000	1,988,482
GATX Corp.	3.250	03/30/25	500,000	496,960
GE Capital Funding, LLC	3.450	05/15/25	200,000	198,631
Genpact Luxembourg Sarl	3.375	12/01/24	1,759,000	1,759,000
Genuine Parts Co.	1.750	02/01/25	931,000	926,152
Georgia-Pacific LLC	7.375	12/01/25	421,000	432,087
Global Payments Inc.	2.900	05/15/30	1,000,000	900,178
Global Payments Inc.	2.900	11/15/31	1,154,000	1,007,393
Globe Life Inc.	5.850	09/15/34	4,500,000	4,631,358
GLP Capital L.P. / GLP Financing II, Inc.	5.250	06/01/25	500,000	499,595
Goldman Sachs Group, Inc. (TSFR3M + 1.96161%) (d)	6.551	04/05/26	1,000,000	1,002,218
Great Ajax Operating Partnership L.P. (h)	8.875	09/01/27	3,500,000	3,381,667
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	2,535,000
Hasbro, Inc.	3.550	11/19/26	250,000	244,534
Hasbro, Inc.	6.050	05/14/34	6,350,000	6,535,254
HCA Inc.	5.250	06/15/26	2,000,000	2,005,245
HCA Inc.	7.500	11/06/33	2,530,000	2,836,750
Healthcare Realty Holdings LP	2.050	03/15/31	1,705,000	1,407,251
HF Sinclair Corp.	6.375	04/15/27	5,000,000	5,073,189
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,636,674
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,494,093
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,880,000
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,750,000	6,581,250
Host Hotels & Resorts LP	5.500	04/15/35	3,660,000	3,676,144
Humana Inc.	5.375	04/15/31	2,000,000	2,020,865
Humana Inc.	5.950	03/15/34	750,000	778,445
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,806,532
Huntsman Int’l. LLC	2.950	06/15/31	3,307,000	2,814,532
Huntsman Int’l. LLC	5.700	10/15/34	4,550,000	4,440,722
Hyatt Hotels Corp.	5.500	06/30/34	350,000	352,581
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,549,852
Illumina, Inc.	5.800	12/12/25	2,000,000	2,016,999
Independent Bank Group, Inc. (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)	4.000	09/15/30	2,000,000	1,925,000
Intel Corp.	3.700	07/29/25	2,000,000	1,985,282
International Business Machines Corp.	4.000	07/27/25	2,000,000	1,991,071

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Jabil Inc.	3.950	01/12/28	2,250,000	$2,190,634
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	2,500,000	2,548,598
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)	4.000	04/01/25	4,250,000	4,197,145
JPMorgan Chase & Co.	6.300	10/31/33	2,000,000	2,019,111
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,927,917
KeyBank N.A.	4.900	08/08/32	7,000,000	6,777,606
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,198,906
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	2,750,000	2,846,118
Kinder Morgan Inc.	5.300	12/01/34	500,000	501,000
Leggett & Platt, Inc.	4.400	03/15/29	6,415,000	6,090,597
Liberty Property LP	3.250	10/01/26	5,000,000	4,860,115
Lincoln National Corp. (TSFR3M + 2.61911%) (d)	7.105	05/17/66	29,378,000	24,609,113
Lincoln National Corp. (TSFR3M + 2.30161%) (d)	6.919	04/20/67	25,384,000	20,365,408
LKQ Corp.	6.250	06/15/33	6,775,000	7,108,845
Magna Int’l Inc.	5.980	03/21/26	1,070,000	1,069,979
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	1,005,038
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	5,998,209
MasTec, Inc.	5.900	06/15/29	6,000,000	6,157,648
Medallion Financial Corp. (h)	9.250	09/30/28	5,000,000	5,025,000
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)	5.375	12/30/29	10,000,000	9,800,000
Midland States Bancorp, Inc. (TSFR3M + 3.610%, floor 0.000%) (d)	8.203	09/30/29	5,500,000	5,472,715
Minnwest Corp. (TSFR3M + 3.24161%) (d)(h)	7.898	07/15/28	6,000,000	5,826,247
MS Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,849,699
National Health Investors, Inc.	3.000	02/01/31	8,121,000	6,995,150
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,784,538
Newport Realty Trust, Inc. (6.250% to 12/01/24, then 15.000%) (h)(k)	6.250	12/01/25	10,000,000	10,000,000
Newport Realty Trust, Inc. (6.250% to 12/01/24, then 15.000%) (k)	6.250	12/01/25	1,000,000	1,000,000
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)	9.450	09/30/27	5,000,000	4,905,042
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,657,061
NextEra Energy Capital Holdings, Inc.	6.051	03/01/25	4,105,000	4,116,493
Northeast Utilities	3.150	01/15/25	820,000	818,182
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (d)(h)	9.000	09/01/34	3,000,000	3,000,000
Northpointe Bank (TSFR3M + 4.02661%) (d)(h)	8.620	10/01/28	5,000,000	4,895,495
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,910,000
Omega Healthcare Investors, Inc.	4.500	01/15/25	500,000	499,314
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,073,027
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,309,580
Omega Healthcare Investors, Inc.	3.250	04/15/33	2,350,000	2,018,857
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,365,171
Orrstown Financial Services, Inc. (3 month LIBOR + 3.160%) (d)	8.025	12/30/28	1,750,000	1,662,779
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,918,750
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	9,900,000
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	8,781,500
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	9,304,233
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)	3.500	12/30/30	3,000,000	2,760,000
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(h)	9.385	02/15/29	3,000,000	2,896,448
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,891,791
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,647,762
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,111,847
Pilgrim’s Pride Corp.	3.500	03/01/32	2,750,000	2,417,487

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Pinnacle Financial Partners, Inc. (3 month LIBOR + 2.775%, floor 2.775%) (d)	7.983	09/15/29	5,000,000	$4,912,470
Polaris Inc.	6.950	03/15/29	5,750,000	6,110,307
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	4,926,922
Public Service Co. of New Mexico	3.850	08/01/25	2,500,000	2,477,304
PVH Corp.	4.625	07/10/25	5,680,000	5,655,698
Radian Group Inc.	6.200	05/15/29	5,249,000	5,419,826
Ready Capital Corp.	6.125	04/30/25	5,000,000	4,979,312
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,758,225
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,515,622
Realty Income Corp.	5.050	01/13/26	203,000	202,715
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)	7.873	12/15/65	17,848,000	17,675,868
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)	5.125	12/15/29	13,000,000	12,966,276
RenaissanceRe Finance Inc.	3.700	04/01/25	625,000	622,562
Retail Opportunity Investments Partnership, LP	4.000	12/15/24	410,000	409,739
Ryder System, Inc.	4.625	06/01/25	737,000	735,445
Sabra Health Care LP	3.200	12/01/31	3,050,000	2,670,067
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,503,092
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	484,422
Signature Bank New York (e)(f)	4.000	10/15/30	2,595,000	1,472,367
Sonoco Products Co.	1.800	02/01/25	2,000,000	1,988,061
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,651,038
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)	8.801	01/31/27	2,000,000	1,948,476
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,927,500
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	680,513
Southwest Airlines Co.	5.250	05/04/25	1,000,000	1,000,155
Stanley Black & Decker Inc.	6.272	03/06/26	3,000,000	2,998,828
Synchrony Bank	5.400	08/22/25	1,000,000	1,000,955
Synchrony Financial	4.875	06/13/25	2,576,000	2,572,711
Take-Two Interactive Software, Inc.	3.550	04/14/25	3,385,000	3,366,267
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875	01/15/29	5,000,000	5,119,201
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(h)	8.758	06/15/29	4,000,000	3,923,170
Textron Inc.	3.875	03/01/25	500,000	498,429
Textron Inc.	6.100	11/15/33	1,850,000	1,966,086
Time Warner Inc.	7.700	05/01/32	2,500,000	2,726,097
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,949,272
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)	6.995	05/15/67	19,723,000	18,450,870
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,910,000
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	10,667,250
Truist Financial Corp. (TSFR3M + 3.36361%) (d)(g)	8.310	12/16/24	3,000,000	3,001,398
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (d)(g)	6.669	03/01/25	10,552,000	10,509,909
UBS AG, Stamford Branch	7.500	07/15/25	1,000,000	1,013,307
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,814,870
Unum Group	3.875	11/05/25	830,000	822,054
Upjohn Inc.	2.700	06/22/30	7,700,000	6,755,811
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)	8.897	09/01/28	6,000,000	5,769,234
V.F. Corp.	2.400	04/23/25	2,236,000	2,208,457
V.F. Corp.	2.800	04/23/27	5,967,000	5,621,769
Valero Energy Corp.	3.650	03/15/25	2,836,000	2,819,895
Valley National Bancorp	4.550	06/30/25	8,000,000	7,917,521

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
VeriSign, Inc.	5.250	04/01/25	500,000	$499,638
VeriSign, Inc.	2.700	06/15/31	1,000,000	864,747
VMware LLC	4.500	05/15/25	2,000,000	1,995,446
Volunteer State Bancshares, Inc. (TSFR3M + 4.365%, floor 4.365%) (d)(h)	8.850	11/15/29	9,000,000	8,820,000
W.P. Carey Inc.	4.000	02/01/25	650,000	648,347
Warner Media, LLC	7.625	04/15/31	1,200,000	1,293,752
Warnermedia Holdings, Inc.	4.279	03/15/32	5,954,000	5,372,744
Washington Gas Light Co.	5.440	08/11/25	3,700,000	3,691,221
Waypoint Residential LLC (e)(f)(h)(i)	13.000	12/15/26	10,000,000	7,540,303
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	9,506,063
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,210,335
Western Union Co.	2.850	01/10/25	3,200,000	3,192,672
Weyerhaeuser Co.	8.500	01/15/25	1,800,000	1,805,583
Whirlpool Corp.	3.700	05/01/25	1,755,000	1,743,643
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,726,301
Zions Bancorp	3.250	10/29/29	9,092,000	8,097,469

Residential Mortgage-Backed Securities - 0.0%^				118,044
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	126,929	118,044

Taxable Municipal Bonds - 0.0%^				225,222
Summit County OH Development Finance Authority	6.250	05/15/26	225,000	225,222

U.S. Government & Agency Securities - 1.5%				24,062,341
Federal Farm Credit Banks	5.120	09/11/30	10,000,000	9,989,079
Federal Home Loan Banks	5.000	11/12/31	4,130,000	4,134,395
U.S. Treasury Bonds	1.500	02/15/25	10,000,000	9,938,867

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities - 2.3%				$37,148,261
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,313,666	337,443
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times (SOFR30A + 6.61448%), floor 0.000%, cap 6.500%) (d)	1.651	03/25/42	4,831,438	609,318
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times (SOFR30A + 6.26448%), floor 0.000%, cap 6.150%) (d)	1.301	03/25/43	1,660,578	161,351
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times (SOFR30A + 5.28448%), floor 0.000%, cap 5.170%) (d)	0.201	09/25/43	7,085,414	756,005
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,114,011	1,829,845
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,686,692	1,435,711
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,322,553	1,106,631
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)(e)	0.000	10/15/42	4,310,747	249,874
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	3,731,607	388,298
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,862	386,781
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,273,744	1,775,051
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	543,187	321,472
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,422,228	819,467
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,423,128	1,888,222
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,527,163	2,957,660
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	1.329	03/20/48	3,685,955	329,242
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,019,676	428,361
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,648,198	708,191
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	316,142
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,633,271	1,865,573
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,230,892	623,175
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,402,117	2,920,988
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,020,499	4,202,791
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,305,925	1,927,444
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,225,788	1,426,195
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	731,855	379,546
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,434,794	2,216,977
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,137,491	1,952,756
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,943,838	2,320,353
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	507,398

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
	Rate (%)	Maturity Date	Shares	Value
SHORT-TERM INVESTMENTS - 5.9%				$94,249,329
(COST $94,241,239)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	4.562		100,000	100,000

U.S. Government & Agency Securities - 5.9%			Principal Amount	94,149,329
U.S. Treasury Bills (b)	4.493	12/12/24	10,000,000	9,986,155
U.S. Treasury Bills (b)	4.498	01/02/25	20,000,000	19,918,729
U.S. Treasury Bills (b)	4.493	01/09/25	10,000,000	9,948,997
U.S. Treasury Bills (b)	4.406	02/20/25	5,000,000	4,951,197
U.S. Treasury Bills (b)	4.418	02/27/25	10,000,000	9,894,090
U.S. Treasury Bills (b)	4.418	03/04/25	5,000,000	4,943,926
U.S. Treasury Bills (b)	4.409	03/06/25	10,000,000	9,885,339
U.S. Treasury Bills (b)	4.372	03/20/25	10,000,000	9,869,867
U.S. Treasury Bills (b)	4.376	04/10/25	10,000,000	9,844,842
U.S. Treasury Bills (b)	4.362	05/08/25	5,000,000	4,906,187

TOTAL INVESTMENTS - 97.9% (COST $1,748,750,388)				1,569,165,692

NET OTHER ASSETS AND LIABILITIES - 2.1%				33,253,508

NET ASSETS - 100.0%				$1,602,419,200

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024
a)	Rate shown represents the 7-day yield at November 30, 2024.
b)	Rate shown represents the current yield for U.S. Treasury Bills at November 30, 2024.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. At November 30, 2024, the aggregate value of LIBOR-based reference rate securities was $36,842,499, representing 2.30% of net assets.
e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Perpetual maturity. Date shown represents next contractual call date.
h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of these securities was $458,082,322, representing 28.59% of net assets.
i)	Illiquid security at November 30, 2024. At November 30, 2024, the aggregate value of these securities was $35,023,633, representing 2.19% of net assets.
j)	Level 3 security as described in the accompanying notes. Securities valued using unadjusted broker quotes from brokers or pricing services. Such values are based on unobservable inputs. At November 30, 2024, the aggregate value of these securities was $440,000, representing 0.03% of net assets.
k)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at November 30, 2024.

^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

AG	Aktiengesellschaft is the German term for a public limited liability corporation.
CDFI	Community Development Financial Institution
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.
SCS	Società a Responsabilità Limitata is the Italian term for a public limited company.

LIBOR DISCONTINUATION RISK

The London Interbank Offered Rate (“LIBOR”) ceased to be available on June 30, 2023, with the exception of certain LIBOR settings being provided on a temporary, “synthetic” basis for use in legacy contracts to aid with the transition. Many financial instruments use or used a floating rate based on the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks.

The FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of certain tenors of the LIBOR and other LIBOR-based reference rates. The FASB issued an update deferring the sunset date of Topic 848 to December 31, 2024. Management has determined that the impact of implementing ASU 2020-04 will not have a material effect on the Bond Fund.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$191,974,654	$–	$191,974,654
Commercial mortgage-backed securities	–	203,617,964	–	203,617,964
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	1,017,329,877	340,000	1,017,669,877
Residential mortgage-backed securities	–	118,044	–	118,044
Taxable municipal bonds	–	225,222	–	225,222
U.S. government & agency securities	–	24,062,341	–	24,062,341
U.S. government agency mortgage-backed securities	–	37,148,261	–	37,148,261
Total bonds	–	1,474,476,363	440,000	1,474,916,363
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	94,149,329	–	94,149,329
Total short-term investments	100,000	94,149,329	–	94,249,329
Total investments	$100,000	$1,568,625,692	$440,000	$1,569,165,692

For more information on valuation inputs, see financial statement Note 2 – Significant Accounting Policies.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of November 30, 2024 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2023	$100,000	$340,000	$440,000
Purchases	–	–	–
Sales	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Accrued interest	–	–	–
Transfers into level 3	–	–	–
Transfers out of level 3	–	–	–
Balance as of November 30, 2024	$100,000	$340,000	$440,000

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024 (In thousands, except per share amounts)

	LARGECAP FUND		MIDCAP FUND	BOND FUND

Assets
Total investments in securities, at value (a)	$190,068		$58,940	$1,569,166
Cash	48		217	4,098
Due from sale of securities	–		–	13,500
Receivable from fund shares sold	9		3	699
Dividends and interest receivable (c)	287		76	16,197
Prepaid expenses	12		6	68
Total assets	190,424		59,242	1,603,728
Liabilities
Payable for fund shares redeemed	2		–	346
Accrued expenses payable	33		27	106
Accrued directors expense payable	–		–	1
Due to Advisor	131		44	856
Total liabilities	166		71	1,309
Net assets	$190,258		$59,171	$1,602,419
Net assets consist of
Capital stock ($.001 par value)	$109,170		$39,914	$2,117,347
Total distributable earnings (accumulated deficit)	81,088		19,257	(514,928)
Net assets	$190,258		$59,171	$1,602,419
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,635		3,878	152,540
Offering and redemption price	$116.40	(b)	$15.26	$10.50

(a) Cost of investments in securities	$128,011		$43,743	$1,748,751
(b) Does not recalculate due to rounding
(c) Net of foreign tax

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Year Ended November 30, 2024 (In thousands)

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Investment income
Interest	$3	$4	$83,835
Dividends	2,895	960	–
Less foreign taxes withheld	(13)	(6)	–
Total investment income	2,885	958	83,835
Expenses
Investment advisory fees	1,626	543	8,041
Shareholder servicing costs	61	24	624
Administrative & accounting services fees	138	70	486
Directors fees	36	24	142
Custody fees	14	6	105
Professional Fees	42	38	99
Federal & state registration	26	27	71
Interest expense from line of credit (see note 2)	5	3	–
Other expenses	36	22	347
Total expenses	1,984	757	9,915
Less expenses reimbursed by Advisor	(250)	(127)	–
Net expenses	1,734	630	9,915
Net investment income	1,151	328	73,920
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	18,265	4,003	(1,239)
Net unrealized appreciation (depreciation) on investments	28,016	8,580	101,202
Net realized and unrealized gain (loss)	46,281	12,583	99,963
Increase (Decrease) in net assets resulting from operations	$47,432	$12,911	$173,883

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	LARGECAP FUND		MIDCAP FUND		BOND FUND

	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations
Net investment income	$1,151	$1,306	$328	$431	$73,920	$79,004
Net realized gain (loss) on investments	18,265	11,707	4,003	3,558	(1,239)	(31,217)
Net unrealized appreciation (depreciation) on investments	28,016	(1,834)	8,580	(4,405)	101,202	5,673
Net increase (decrease) in net assets resulting from operations	47,432	11,179	12,911	(416)	173,883	53,460
Distributions to shareholders
Total distributions to shareholders	(13,166)	(7,135)	(3,974)	(5,537)	(73,369)	(80,783)
Net decrease in net assets resulting from distributions to shareholders	(13,166)	(7,135)	(3,974)	(5,537)	(73,369)	(80,783)
Fund share transactions
Proceeds from shares sold	5,017	6,025	2,831	3,001	546,003	125,408
Reinvestment of distributions	12,801	6,980	3,353	5,490	71,473	78,255
Cost of shares redeemed	(20,567)	(15,696)	(6,432)	(6,964)	(338,829)	(657,112)
Net increase (decrease) in net assets resulting from fund share transactions	(2,749)	(2,691)	(248)	1,527	278,647	(453,449)
Total increase (decrease) in net assets	31,517	1,353	8,689	(4,426)	379,161	(480,772)
Net assets
Beginning of year	158,741	157,388	50,482	54,908	1,223,258	1,704,030
End of year	$190,258	$158,741	$59,171	$50,482	$1,602,419	$1,223,258

Share transactions
Shares sold	51	65	210	234	53,109	12,785
Shares issued in reinvestment of distributions	135	83	251	447	7,065	8,088
Shares redeemed	(200)	(170)	(468)	(547)	(33,357)	(67,242)
Net increase (decrease) in fund shares outstanding	(14)	(22)	(7)	134	26,817	(46,369)

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2024

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Funds’ Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Management evaluates amortization to earliest call date on debt securities held at a premium to determine if there is a material impact on the financial statements. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at November 30, 2024.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires October 31, 2025, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 7.75% as of November 30, 2024. As of November 30, 2024 the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $2,000,000 and Bond Fund - $60,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the fiscal year ended November 30, 2024. The LOC was drawn upon during the period; however, as of November 30, 2024, there were no borrowings by the Funds outstanding under the LOC.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$62,713	8.46%	$5,395	$2,669,000	12/22/2023 to 12/25/2023
MidCap Fund	$30,071	8.47%	$2,588	$1,852,000	12/22/2023 to 12/26/2023
Bond Fund	-	-	-	-	-

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2024, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Note 5, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2025 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the fiscal year ended November 30, 2024, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $250,002 and $126,621, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of November 30, 2024, affiliated shareholders whose individual accounts are greater than 10% held 24.96% of outstanding shares of the MidCap Fund. Transactions by these shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of- pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the fiscal year ended November 30, 2024, in the following amounts:

Administrative &
Accounting Fees Paid

LargeCap Fund	$104,603
MidCap Fund	$79,339
Bond Fund	$378,369

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the fiscal year ended November 30, 2024, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed

LargeCap Fund	$19,341
MidCap Fund	$3,616
Bond Fund	$382,906

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the fiscal year ended November 30, 2024, were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities

	Purchases	Sales	Purchases	Sales
LargeCap Fund	$36,255,323	$51,181,749	$–	$–
MidCap Fund	$14,522,685	$18,545,475	$–	$–
Bond Fund	$370,665,290	$263,433,986	$15,284,684	$866,018

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

NOTE 5 – INCOME TAX INFORMATION

At November 30, 2024, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Federal tax cost	$128,390,514	$43,851,832	$1,748,751,090

Unrealized appreciation	$73,484,804	$20,110,378	$15,258,254
Unrealized depreciation	(11,807,835)	(5,022,000)	(194,843,652)
Net unrealized appreciation (depreciation)	$61,676,969	$15,088,378	($179,585,398)
Distributable ordinary income	1,148,307	501,320	14,577,685
Distributable long-term capital gains	18,262,841	3,667,109	-
Post-October losses	-	-	(1,328,455)
Capital loss carryforwards	-	-	(348,592,152)
Total distributable earnings (accumulated deficit)	$81,088,117	$19,256,807	($514,928,320)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share. There were no such reclassifications as of November 30, 2024.

The tax basis post-October losses as of November 30, 2024 and capital loss carryforward as of November 30, 2024, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Post-October losses
Short-term	$-	$-	($29,986)
Long-term	-	-	(1,298,469)
Total Post-October losses	$-	$-	($1,328,455)
Net capital loss carryforward
Short-term	$-	$-	($54,364,729)
Long-term	-	-	(294,227,423)
Total capital loss carryforward	$-	$-	($348,592,152)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The tax components of distributions paid during the fiscal year ended November 30, 2024 and fiscal year ended November 30, 2023 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Fiscal year ended November 30, 2024
Distributions paid from
Ordinary income	$1,307,580	$544,268	$73,368,927
Long-term capital gains	11,858,376	3,429,705	-
Total distributions paid	$13,165,956	$3,973,973	$73,368,927

Fiscal year ended November 30, 2023
Distributions paid from
Ordinary income	$1,304,889	$575,574	$80,783,187
Long-term capital gains	5,830,497	4,961,271	-
Total distributions paid	$7,135,386	$5,536,845	$80,783,187

The following distributions were declared on December 20, 2024, payable to shareholders on December 23, 2024:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Ordinary income distributions
Amount	$1,152,200	$503,732	$20,777,821
Per share	$0.71	$0.13	$0.14
Long-term capital gains distributions
Amount	$18,262,934	$3,667,233	$-
Per share	$11.24	$0.95	$-

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
LARGECAP FUND	2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$96.24	$94.19	$105.38	$83.93	$74.93
Income from investment operations
Net investment income	0.70	0.80	0.76	0.76	0.78
Net realized and unrealized gains (losses) on investments(a)	27.46	5.55	(6.70)	21.47	10.29
Total from investment operations	28.16	6.35	(5.94)	22.23	11.07
Less distributions
Distributions from net investment income	(0.79)	(0.76)	(0.76)	(0.78)	(0.60)
Distributions from net realized gains	(7.21)	(3.54)	(4.49)	–	(1.47)
Total distributions	(8.00)	(4.30)	(5.25)	(0.78)	(2.07)
Net asset value, end of period	$116.40	$96.24	$94.19	$105.38	$83.93
Total return	31.13%	7.38%	(6.13%)	26.71%	15.08%
Ratios and supplemental data
Net assets, end of period (millions)	$190.3	$158.7	$157.4	$165.4	$141.1
Ratios to average net assets:
Ratios of net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses without reimbursement	1.13%	1.17%	1.16%	1.15%	1.23%
Ratio of net investment income	0.66%	0.82%	0.79%	0.72%	1.09%
Ratio of net investment income without reimbursement	0.52%	0.64%	0.62%	0.56%	0.85%
Portfolio turnover rate	21%	30%	22%	12%	25%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
MIDCAP FUND	2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$12.99	$14.64	$17.07	$13.20	$12.29
Income from investment operations
Net investment income	0.08	0.11	0.10	0.05	0.04
Net realized and unrealized gains (losses) on investments(a)	3.21	(0.27)	(0.93)	3.87	1.23
Total from investment operations	3.29	(0.16)	(0.83)	3.92	1.27
Less distributions
Distributions from net investment income	(0.11)	(0.10)	(0.04)	(0.05)	(0.04)
Distributions from net realized gains	(0.91)	(1.39)	(1.56)	–	(0.32)
Total distributions	(1.02)	(1.49)	(1.60)	(0.05)	(0.36)
Net asset value, end of period	$15.26	$12.99	$14.64	$17.07	$13.20
Total return	26.47%	(0.47%)	(5.71%)	29.75%	10.56%
Ratios and supplemental data
Net assets, end of period (millions)	$59.2	$50.5	$54.9	$60.9	$50.6
Ratios to average net assets:
Ratios of net expenses	1.15%	1.15%	1.14%	1.14%	1.15%
Ratio of expenses without reimbursement	1.38%	1.41%	1.38%	1.35%	1.53%
Ratio of net investment income	0.60%	0.82%	0.68%	0.22%	0.42%
Ratio of net investment income without reimbursement	0.37%	0.56%	0.44%	0.01%	0.04%
Portfolio turnover rate	27%	36%	23%	19%	37%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
BOND FUND	2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$9.73	$9.90	$11.04	$10.73	$11.52
Income from investment operations
Net investment income	0.56	0.57	0.37	0.42	0.52
Net realized and unrealized gains (losses) on investments(a)	0.78	(0.19)	(1.15)	0.36	(0.83)
Total from investment operations	1.34	0.38	(0.78)	0.78	(0.31)
Less distributions
Distributions from net investment income	(0.57)	(0.55)	(0.36)	(0.47)	(0.48)
Distributions from net realized gains	–	–	–	–	–
Total distributions	(0.57)	(0.55)	(0.36)	(0.47)	(0.48)
Net asset value, end of period	$10.50	$9.73	$9.90	$11.04	$10.73
Total return	14.11%	4.02%	(7.17%)	7.43%	(2.60%)
Ratios and supplemental data
Net assets, end of period (millions)	$1,602.4	$1,223.3	$1,704.0	$2,582.0	$2,266.5
Ratios to average net assets:
Ratios of expenses	0.74%	0.75%	0.73%	0.71%	0.72%
Ratio of net investment income	5.53%	5.57%	3.36%	3.75%	4.27%
Portfolio turnover rate	21%	5%	6%	34%	38%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Thompson IM Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thompson IM Funds, Inc., comprising Thompson LargeCap Fund, Thompson MidCap Fund, and Thompson Bond Fund (the “Funds”), as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio

January 29, 2025

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 866.818.4538 FAX

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No disagreements during the registrant’s two most recent fiscal years.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the fiscal year.

6

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See the required disclosures in the Core Financial Statements for the fiscal year ended November 30, 2024 under item 7 of this Form N-CSR as well as the Statement of Additional Information filed under Form N-1A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the “Act”) requires that the existing Investment Advisory Agreement (the “Agreement”) for Thompson IM Funds, Inc. (the “Funds”) be approved annually by a vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Agreement or “interested persons” of the Funds as that term is defined in the Act (the “Independent Directors”).

At its in-person meeting on November 18, 2024, the Board of Directors of the Funds voted unanimously to renew the Agreement between the Funds and Thompson Investment Management, Inc. (the “Advisor”) for each of the LargeCap Fund, the MidCap Fund, and the Bond Fund (each of these series of the Funds is sometimes referred to as a “Fund” in this section). The approval of the Agreement included the approval of all of the Independent Directors.

The Board’s approval of the Agreement was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the performance of each of the Funds in comparison to its benchmark index and to a peer group of mutual funds; (3) the management fees and total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds and with respect to fees charged by the Advisor to other clients whose assets are managed under similar objectives and strategies; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors in each case.

In connection with the approval process, both the Independent Directors as well as the full Board met separately in person on November 18, 2024, and the full Board met by telephone on November 13, 2024, to consider information relevant to the approval process. The Independent Directors and the full Board are referred to collectively as the “Board” in this section.

To facilitate evaluation of the Agreement, the Board worked with the Advisor and independent legal counsel to request, obtain, and review information prepared or compiled by the Advisor as well as an independent analysis of each Fund’s performance, expenses, and profitability prepared by Broadridge, a leading independent provider of data for independent directors of investment companies for purposes of their review of investment advisory agreements. Information reviewed included a memorandum from Fund counsel discussing the fiduciary duty of Directors under Section 15(c) of the Act; an executive summary and memorandum from Fund management providing its recommendation regarding the Agreement; the Advisor’s analysis of profitability of the Advisor through its relationship with the Funds, including under the Agreement as well as the profitability of related service contracts with the Advisor; a separate profitability comparison prepared by Broadridge; a detailed statistical report from Broadridge comparing each Fund’s respective performance and expenses with both a comparison “group” and a comparison “universe” and a report from Broadridge outlining its methodology in preparing that report; supplementary performance information as of the most recent calendar quarter for the Funds,

7

including a comparison of each Fund’s performance to an applicable category of funds as determined by Morningstar, Inc., a ranking service widely recognized in the mutual fund industry; information regarding the composition of and fees charged for standardized investment products offered to separately managed account clients of the Advisor; the Advisor’s Form ADV, which, among other things, showed fees charged by the Advisor to manage the investments of other clients with objectives and programs similar to the Funds; the Agreement and other service agreements with the Advisor; and background information on the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer. In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses as well as in-person reports from the Fund’s portfolio managers and reports from the Funds’ Chief Compliance Officer at each of its quarterly meetings during the year. Throughout the review and approval process, the Independent Directors were represented by independent legal counsel. The Board consulted with independent legal counsel and the Advisor throughout the review and approval process to evaluate the information provided, including the methodology employed by Broadridge in the reports produced for the Board, and to confirm that the content of the information produced as a result of its follow-up requests was satisfactory.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor and with affiliates of the Advisor, and additional services provided by the Advisor that were not required under any of those agreements. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. It noted that in addition to considering these factors at this meeting, it had also considered many of these factors during the course of its quarterly meetings over the past year as well as at its November 13 special meeting. The Board considered that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology, and administrative services necessary for operation of the Funds; and performs regular compliance and risk-analysis functions for the Funds.

The Board believed that the nature, extent, and quality of services provided by the Advisor were comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs and were being performed by the Advisor in a competent and appropriate manner.

The Board reviewed the one-, two-, three-, four-, five- and ten-year investment performances of each Fund.

The Board observed that the LargeCap Fund had ranked in the bottom quintile of its Broadridge performance group and performance universe over the one-year period. However, the Board noted that the Fund had ranked in the first quintile of both its performance group and performance universe for the four-year period, and that the Fund had outperformed its Morningstar category for the five- and ten-year periods. The Board also observed that the Fund was in the top 60 percent of its performance group for the five-year period.

8

The Board observed that the MidCap Fund had ranked in the bottom quintile of its Broadridge performance group and performance universe over the one-year period. The Board also observed that the Fund had underperformed its benchmark, the Lipper Mid-Cap Core Index, the performance group median, and its Morningstar category over each of the one-, three-, five- and ten-year periods. The Board reviewed supplemental information regarding the Fund’s performance over these periods, including information about the factors holding back its performance. However, the Board also noted that the Fund had ranked in the second quintile of both its performance group and performance universe for the four-year period, and also that the Fund had ranked in the top 60 percent of both its performance group and performance universe over the five-year period.

The Board noted that the Bond Fund ranked in the top quintile of its Broadridge performance group and performance universe over each of the one-, two-, three-, four-, five- and ten-year periods. The Board also observed that the Fund had outperformed its benchmarks, the Lipper Short-Intermediate Investment Grade Index, the performance group median, and its Morningstar category over each of the one-, three-, five- and ten-year periods.

The Board determined that relative to the performances of comparable funds and to each Fund’s benchmark index, the performance of each Fund was within an acceptable range and was generally in line with its expectations in light of the strategies employed by the Advisor.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board compared information relating to the various management fees charged to separately managed accounts of the Advisor that have relatively analogous investment objectives as those of a Fund. Among the information reviewed by the Board was information relating to standardized investment products offered to separately managed account clients of the Advisor. The Board determined that these standardized products in most instances had investment objectives and styles that were sufficiently different from the investment objectives and styles of any of the Funds so as to make the comparison of limited utility. With respect to those standardized products available to separately managed account clients of the Advisor that the Board determined to be sufficiently similar in investment objective and strategy to a Fund to be relevant for comparative purposes, the Board determined that in light of the significantly different level of services and resources required for the management of these products and the Funds, the management fees charged by the Advisor with respect to each of the Funds were reasonable relative to the management fees charged by the Advisor with respect to the relevant standardized separately managed account product.

The Board noted that the Advisor continues to be sensitive to non-management expenses and was committed to controlling them to the extent possible for each Fund.

The information provided by Broadridge indicated that the actual management fees of the LargeCap Fund, after taking into account the waiver of a portion of those fees, were in the highest 20 percent of both the Fund’s Broadridge comparison group and comparison universe. The Board considered that the Advisor was proposing to continue the fee waiver for the Fund, capping the maximum total expense ratio that the Fund could incur at 0.99 percent, and the Board observed that after accounting for this fee waiver, the Fund was closer to the median of its comparison group

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and comparison universe from a total-expense-ratio perspective. The Board noted that the non-management expense ratio of the Fund was slightly below the expense group median. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the LargeCap Fund were reasonable.

The Board noted that the MidCap Fund’s actual management fees after taking into account the waiver of a portion thereof by the Advisor ranked in the highest 40 percent of both its comparison group and comparison universe. However, the Board observed that the Fund’s total expenses still ranked in the second quintile for its comparison group. The Board considered that the Advisor was proposing to continue the fee waiver for the Fund, capping the maximum total expense ratio that the Fund could incur at 1.15 percent. The Board also noted that the non-management expense ratio of the Fund was at the median for its expense group. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the MidCap Fund were reasonable.

The Board noted that the Bond Fund’s contractual management fee was the highest of its Broadridge comparison group and that its actual management fee also ranked in the highest 20 percent for both its comparison group and comparison universe. The Board also noted that the Fund’s total expense ratio ranked in the fourth quintile of both its Broadridge comparison group and comparison universe. The Board observed, however, that the non-management expense ratio of the Fund was at the median for its expense group and ranked in the second quintile for its expense universe. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the Bond Fund were reasonable.

The Board reviewed each Fund’s contribution to the Advisor’s profitability. This review included consideration of the Advisor’s methodology for allocating expenses. The Board noted that both the Advisor’s pre-tax profitability before accounting for marketing fees borne by the Advisor and its profitability on a post-marketing basis ranked below the median of firms included in the Broadridge analysis. The Board observed that all of the investment advisors for which profitability information was publicly available and that were included in the Broadridge comparison were publicly traded entities having materially different marketing strategies from that of the Advisor. The Board determined that the operating margins of the Advisor were reasonable and, after reviewing information provided by Broadridge and reviewing the Advisor’s own analysis, the Board concluded that the cost of services provided by the Advisor and its affiliates to each of the Funds and the profits realized with respect thereto were reasonable.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase. It noted that the Agreement provides for a fee breakpoint at $50 million of assets. This breakpoint is equal to ten basis points for the LargeCap Fund and MidCap Fund and five basis points for the Bond Fund. The Board considered that an increase in assets could provide economies of scale in the Funds’ operations. However, it noted that the current level of assets of both the LargeCap Fund and the MidCap Fund presented no meaningful opportunity for such economies. Therefore the Board concluded that neither of these Funds was likely to realize material economies of scale until its assets grew significantly. The Board noted that assets in the Bond Fund had not reached a point where the Fund was realizing any material economies of scale and, based on an

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evaluation of bond funds’ contractual fees schedules, determined that the current expense ratio and fees tiers of the Fund are competitive with other fixed-income funds that are part of fund complexes having up to $10 billion in complex assets.

The Board considered additional benefits to the Advisor arising from the Agreement, such as that the Funds may enhance the Advisor’s reputation as an investment adviser, thereby helping the Advisor to attract other clients and investment personnel. The Board determined that benefits of the sort derived from the Agreement were consistent with the benefits received by other advisers to mutual funds.

Based primarily on these considerations, the Board renewed the Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

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(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this Registrant because no accounting restatement was made that required recovery of erroneously awarded compensation nor was there an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation.

Item 19. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
19(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
19(a)(3)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(a)(3)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of January 2025.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of January 2025.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ James P. DiCristo
James P. DiCristo, Chief Financial Officer (Principal Financial Officer)

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